Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax benefit (provision)	$ 6,439	$ 2,132	$ (6,912)
LIN Television
Tax benefit (provision)	$ 6,439	$ 2,132	$ (6,912)